Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Cost Basis	$ 321,000	$ 321,000
Accumulated Amortization	(294,250)	(214,000)
Net	26,750	107,000
Proprietary Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost Basis	321,000	321,000
Accumulated Amortization	(294,250)	(214,000)
Net	$ 26,750	$ 107,000